Document and Entity Information	Oct. 06, 2023
Document Information [Line Items]
Entity Central Index Key	0001444192
Entity Registrant Name	ACASTI PHARMA INC.
Amendment Flag	false
Document Type	S-3
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-1359336
Entity Address, Address Line One	2572 boul. Daniel-Johnson, 2nd Floor
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H7T 2R3
City Area Code	450
Local Phone Number	686-4555
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2572 boul. Daniel-Johnson, 2nd Floor
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
City Area Code	450
Local Phone Number	686-4555
Contact Personnel Name	Brian Ford
Other Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1735 Market Street, 23rd Floor
Entity Address, City or Town	Philadelphia
Entity Address, Postal Zip Code	PA 19103
City Area Code	267
Local Phone Number	675-4600
Contact Personnel Name	Steven J. Abrams